Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Numerator:
Net (loss) income	$ 1,287	$ (5,838)	$ (12,779)
Net loss from continuing operations	$ 1,287	$ (5,838)	$ (12,227)
Denominator:
Weighted-average common shares outstanding	18,346	18,005	17,968
(Loss) income per common share	$ 0.07	$ (0.32)	$ (0.71)
Loss from continuing operations per common share	$ 0.07	$ (0.32)	$ (0.68)
Numerator:
Net (loss) income	$ 1,287	$ (5,838)	$ (12,779)
Net loss from continuing operations	$ 1,287	$ (5,838)	$ (12,227)
Denominator:
Weighted-average common shares outstanding	18,346	18,005	17,968
Dilutive effect of stock options and warrants	448	0
Weighted-average common shares outstanding – diluted	18,794	18,005	17,968
Diluted (loss) income per common share	$ 0.07	$ (0.32)	$ (0.71)
Diluted loss from continuing operations per common share	$ 0.07	$ (0.32)	$ (0.68)